UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     February 02, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       none                          none
       28-none                       none

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     97514


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Pete Corp           common              3830106        790   180487     X    X                      180487
A C Nielsen Corp            common              004833109     2183    60216     X    X                       60216
Coastal Corp                common              190441105      218     2474     X    X                        2474
Quantum Corp. Hard Disk Drv common              747906303      387    48331     X    X                       48331
Honeywell Int'l Inc         common              438516106     8382   177158     X    X                      177158
Infinity Broadcstng Corp A  common              45662S102      484    17319     X    X                       17319
Keebler Foods               common              487256109     3477    83902     X    X                       83902
Litton Industries           common              538021106     5519    70140     X    X                       70140
Primedia Inc. Long          common              74157K101      280    23425     X    X                       23425
SDL Inc.                    common              784076101     1412     9528     X    X                        9528
Salient 3 Commun.           common              794721100       96    40584     X    X                       40584
Vivendi Universal ADRs      common              92851s204    15223   238792     X    X                      238792
Vast Solutions Inc Cl B1    common              92237t108       26    26396     X    X                       26396
Vast Solutions Inc Cl B2    common              92237t207       26    26396     X    X                       26396
Vast Solutions Inc Cl B3    common              92237t306       26    26396     X    X                       26396
Voicestream Wireless        common              928615103       14      140     X    X                         140
Willamette Industries       common              969133107     8223   175181     X    X                      175181
Worldport Comm Restricted   common              98155j105      182    54301     X    X                       54301
MYND Corporation            common              628551103      623    38967     X    X                       38967
A C Nielson  Call Feb 30    options             004833109       32       51     X    X                          51
Georgia Pac CALL JAN 40     options             373298108        1      110     X    X                         110
JP Morgan & Co. Jan 175     options             616880100       82      261     X    X                         261
JP Morgan & Co  March 1     options             616880100      352      215     X    X                         215
JP Morgan & Co. March 1     options             616880100      164      120     X    X                         120
Litton Inds Mar 70 Call     options             538021106        5        5     X    X                           5
Litton Indst June 75 call   options             538021106      373      649     X    X                         649
S&P 500 Put Jan 1225        options             6a899k655       51       85     X    X                          85
Honeywell Call Jan '02 40   options             438516106       30       23     X    X                          23
Willamette Inds Jan 50 c    options             969133107       16      631     X    X                         631
Willamette Inds Jan 40 p    options             969133107        5      876     X    X                         876
Abraxas Contingent Rights   rights              003831112       74   436513     X    X                      436513
Diva Systems Warrants       warrants            255013153        0     2301     X    X                        2301
Spec Foods WRTS 0% 12/15/09 warrants            784127AA0        1   135900     X    X                      135900
                                                             48757